Deferred government grant	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Deferred government grant
22	Deferred government grant

	As at 31 March 2021	As at 31 March 2020
Opening balance	848	891
Adjustment during the year	(58)	(6)
Released to the statement of profit or loss	(32)	(37)

Total	758	848

Current	39	38
Non-curren t	719	810

	758	848